EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on March 29, 2018 (Accession No. 0001193125-18-102009), to the Prospectus and Statement of Additional Information dated October 2, 2017, for Xtrackers CSI 300 China A-Shares Hedged Equity ETF, a series of DBX ETF Trust.